DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		$ 1,054,022
Deferred charges, beginning balance		(8,539)	$ (8,278)
Total, beginning balance		1,045,483	1,113,870
Repayments of debt	$ (222,100)	(628,900)	(390,138)
Repayment of debt issuance cost		0	0
Proceeds from issuance of debt		848,601	322,012
Proceeds from debt issuance cost		0	0
Capitalization of debt issuance cost, net of amortization		(2,839)	(261)
Long term debt, ending balance		1,273,723	1,054,022
Deferred charges, ending balance		(11,378)	(8,539)
Total, ending balance		1,262,345	1,045,483
Secured Debt
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		1,054,022	1,122,148
Repayments of debt		(628,900)	(390,138)
Proceeds from issuance of debt		848,601	322,012
Long term debt, ending balance		$ 1,273,723	$ 1,054,022